UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUND, INC.

WESTERN ASSET HIGH YIELD PORTFOLIO

FORM N-Q

MARCH 31, 2010

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 85.7%
CONSUMER DISCRETIONARY — 16.8%
Auto Components — 0.1%
Allison Transmission Inc., Senior Notes	11.000%	11/1/15	$315,000	$335,475	(a)
Lear Corp., Senior Notes	8.125%	3/15/20	180,000	182,925

Total Auto Components				518,400

Automobiles — 0.8%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	1,320,000	488,400	(b)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	5,875,000	2,203,125	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	6,180,000	2,271,150	(b)

Total Automobiles				4,962,675

Diversified Consumer Services — 0.9%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,212,000	1,108,980
Sotheby’s, Senior Notes	7.750%	6/15/15	1,290,000	1,310,962
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	3,050,000	3,141,500	(a)

Total Diversified Consumer Services				5,561,442

Hotels, Restaurants & Leisure — 7.4%
Boyd Gaming Corp., Senior Subordinated Notes	6.750%	4/15/14	620,000	540,950
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	385,000	321,475
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	285,000	193,800	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	2,815,000	2,561,650	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	4,896,000	4,357,440
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	310,000	319,300
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,455,000	16,369	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	5,340,000	3,511,050
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	4,500,000	3,746,250
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	415,000	368,312
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,350,000	1,454,625
Indianapolis Downs LLC & Capital Corp.	15.500%	11/1/13	3,621,653	724,331	(a)(c)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,655,000	2,714,400	(b)(d)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,340,000	1,440,500	(a)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	500,000	472,500
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	135,000	135,844
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	260,000	286,650	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	280,000	315,000	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	1,780,000	1,833,400	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	5,125,000	5,112,187
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	800,000	684,000
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,860,000	3,045,900	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	120,000	110,700
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,630,000	2,860,125	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	710,000	720,650	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	2,590,000	2,531,725	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	2,325,000	1,953,000
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	2,755,000	2,011,150	(a)(e)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	2,905,000	196,087	(b)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,625,000	190,313	(b)(d)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	890,000	1,113	(b)(d)

Total Hotels, Restaurants & Leisure				44,730,796

Household Durables — 0.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	920,000	906,488
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	1,470,000	1,547,175	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	516,000	490,200	(d)

Total Household Durables				2,943,863

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Catalog Retail — 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	960,000	1,008,000
QVC Inc., Senior Secured Notes	7.375%	10/15/20	870,000	874,350	(a)

Total Internet & Catalog Retail				1,882,350

Leisure Equipment & Products — 0.1%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	670,000	638,175

Media — 4.5%
Affinion Group Inc., Senior Subordinated Notes	10.125%	10/15/13	1,885,000	1,932,125
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	691,734	824,893	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	2,815,000	2,730,550	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	5,850,000	6,544,687	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	1,240,000	1,199,700
CMP Susquehanna Corp.	3.531%	5/15/14	172,000	51,419	(a)(d)(e)(f)
CSC Holdings Inc., Senior Notes	8.500%	6/15/15	3,340,000	3,565,450	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	2,340,000	2,223,000
Sun Media Corp., Senior Notes	7.625%	2/15/13	1,475,000	1,447,344
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	3,240,000	3,547,800	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	1,160,000	1,218,000	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	590,000	644,575
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	905,000	961,563

Total Media				26,891,106

Multiline Retail — 0.7%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	1,382,058	1,409,699	(c)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	3,110,000	2,767,900

Total Multiline Retail				4,177,599

Specialty Retail — 0.8%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	1,942,000	1,432,225	(a)
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	735,000	775,425
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	710,000	766,800
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	2,310,000	2,044,350

Total Specialty Retail				5,018,800

Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,520,000	3,924,800

TOTAL CONSUMER DISCRETIONARY				101,250,006

CONSUMER STAPLES — 1.1%
Food Products — 0.5%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	880,000	891,000	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	960,000	1,006,800	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	850,000	947,750	(a)

Total Food Products				2,845,550

Household Products — 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	600,000	616,500	(a)

Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	3,070,000	3,208,150	(a)

TOTAL CONSUMER STAPLES				6,670,200

ENERGY — 12.5%
Energy Equipment & Services — 1.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	2,125,000	2,337,500
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,235,000	1,222,650
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,280,000	1,276,800	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,900,000	1,945,125	(a)

Total Energy Equipment & Services				6,782,075

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — 11.4%
Adaro Indonesia PT, Notes	7.625%	10/22/19	700,000	727,160	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	1,945,000	2,056,837	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	6,250,000	5,843,750
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	930,000	1,025,325
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	530,000	512,775
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	2,250,000	2,143,125
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	2,530,000	2,530,000
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,745,000	1,749,363
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	265,000	283,550
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,340,000	2,404,350	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	5.251%	4/15/10	5,830,952	4,314,905	(a)(c)(d)(e)
Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000	1,268,438	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	2,792,000	2,959,520
El Paso Corp., Senior Notes	8.250%	2/15/16	1,490,000	1,590,575
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	2,905,000	2,948,575	(e)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	205,000	195,006	(e)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	100,000	64,000	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	3,050,000	3,095,750
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,830,000	1,832,288	(a)
Mariner Energy Inc., Senior Notes	7.500%	4/15/13	835,000	841,263
Mariner Energy Inc., Senior Notes	8.000%	5/15/17	1,260,000	1,237,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	840,000	862,050
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,550,000	2,613,750	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	480,000	448,800
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	465,000	437,100
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,840,000	1,826,200
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	2,255,000	2,353,656
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	995,000	895,500	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	1,050,000	903,000	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	2,180,000	2,408,900
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	865,000	916,900
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	810,000	826,200
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,195,000	2,513,275
SandRidge Energy Inc., Senior Notes	8.625%	4/1/15	2,695,000	2,620,887	(c)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	90,000	92,475	(a)
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	2,007,000	1,906,650	(a)
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	1,305,000	1,272,375	(a)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	890,000	876,650
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	465,000	409,200
Teekay Corp., Senior Notes	8.500%	1/15/20	2,860,000	2,988,700
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	1,950,000	1,996,312

Total Oil, Gas & Consumable Fuels				68,793,085

TOTAL ENERGY				75,575,160

FINANCIALS — 15.6%
Capital Markets — 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	2,570,000	597,525	(b)

Commercial Banks — 1.4%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,670,000	1,378,881

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	660,000	664,950	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	300,000	292,875	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,100,000	1,190,750	(a)(e)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	780,000	770,250
NB Capital Trust IV	8.250%	4/15/27	1,210,000	1,222,100
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	1,330,000	1,292,064
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	560,000	530,242
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	990,000	1,103,528	(e)(g)

Total Commercial Banks				8,445,640

Consumer Finance — 4.4%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	2,085,000	2,402,962	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	100,000	103,548
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	7,645,000	9,133,451
GMAC Inc., Debentures, zero coupon bond	0.000%	6/15/15	5,510,000	3,540,175
GMAC Inc., Senior Bonds, zero coupon bond	0.000%	12/1/12	2,170,000	1,754,987
GMAC Inc., Senior Notes	7.500%	12/31/13	440,000	447,700
GMAC Inc., Senior Notes	8.000%	3/15/20	1,980,000	2,029,500	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	404,000	397,940
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,060,000	2,083,404
SLM Corp., Senior Notes	8.000%	3/25/20	4,860,000	4,732,469

Total Consumer Finance				26,626,136

Diversified Financial Services — 7.6%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	2,335,000	2,332,081	(a)
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	240,000	236,400
Astoria Depositor Corp.	8.144%	5/1/21	1,990,000	1,940,250	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	640,000	653,011	(e)(g)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,830,000	2,167,974
CCM Merger Inc., Notes	8.000%	8/1/13	3,735,000	3,249,450	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	2,074,065	1,959,991
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	434,065	404,766
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,033,443	953,351
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	6,452,820	5,952,726
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	120,000	120,000
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,720,000	1,754,400	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,635,000	1,823,025	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	2,440,000	2,384,507
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	2,320,000	2,188,393
International Lease Finance Corp., Notes	5.875%	5/1/13	670,000	643,425
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,420,000	1,452,707	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	2,200,000	2,282,500	(a)
Leucadia National Corp., Senior Notes	7.750%	8/15/13	490,000	509,600
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,100,000	2,176,125
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,480,000	1,491,100
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	930,000	920,151	(a)
New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	199,000	199,000	(a)
TNK-BP Finance SA	7.875%	3/13/18	1,704,000	1,870,140
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	635,000	690,563	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	250,000	271,875
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	815,000	893,444	(a)
UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	1,800,000	1,856,250	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	2,495,000	2,426,388	(a)

Total Diversified Financial Services				45,803,593

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance — 1.0%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	1,130,000	954,850	(e)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	2,545,000	2,341,258
American International Group Inc., Senior Notes	8.250%	8/15/18	2,505,000	2,628,446

Total Insurance				5,924,554

Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	980,000	1,009,400	(a)
Ventas Realty LP/Ventas Capital Corp., Senior Notes	9.000%	5/1/12	682,000	727,822

Total Real Estate Investment Trusts (REITs)				1,737,222

Real Estate Management & Development — 0.8%
Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,003,200	451,440	(a)(d)
Realogy Corp., Senior Notes	10.500%	4/15/14	4,875,000	4,204,688
Realogy Corp., Senior Toggle Notes	11.000%	4/15/14	310,279	271,494	(c)

Total Real Estate Management & Development				4,927,622

TOTAL FINANCIALS				94,062,292

HEALTH CARE — 5.5%
Biotechnology — 0.2%
Talecris Biotherapeutics Holdings Corp., Senior Notes	7.750%	11/15/16	1,110,000	1,115,550	(a)

Health Care Equipment & Supplies — 0.7%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,380,000	1,521,450
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	2,475,000	2,722,500	(c)
Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes	7.875%	6/15/11	135,000	140,737

Total Health Care Equipment & Supplies				4,384,687

Health Care Providers & Services — 4.5%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	6,430,000	5,803,075
HCA Inc., Notes	9.000%	12/15/14	51,000	51,638
HCA Inc., Notes	6.375%	1/15/15	1,013,000	962,350
HCA Inc., Notes	7.690%	6/15/25	1,675,000	1,549,375
HCA Inc., Senior Notes	6.300%	10/1/12	4,060,000	4,054,925
HCA Inc., Senior Secured Notes	9.250%	11/15/16	490,000	520,931
HCA Inc., Senior Secured Notes	9.625%	11/15/16	1,011,000	1,083,034	(c)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	365,000	382,109	(a)
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	1,457,000	1,631,840	(a)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	819,000	886,567	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	1,080,000	920,700	(e)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	1,015,000	1,009,925	(c)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	7,193,189	6,815,547	(c)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,190,000	1,243,550

Total Health Care Providers & Services				26,915,566

Pharmaceuticals — 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	700,000	700,000	(a)

TOTAL HEALTH CARE				33,115,803

INDUSTRIALS — 9.4%
Aerospace & Defense — 1.1%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	2,525,000	2,670,188	(a)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	1,055,000	1,081,375	(a)
Triumph Group Inc., Senior Subordinated Notes	8.000%	11/15/17	500,000	500,000
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,335,000	2,335,000	(a)

Total Aerospace & Defense				6,586,563

Airlines — 2.5%
American Airlines Inc., Senior Secured Notes	10.500%	10/15/12	670,000	713,550	(a)
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	1,305,000	1,270,744

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	560,000	588,000	(f)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	4,935,000	4,614,225	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	3,485,000	3,467,575
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	1,509,093	1,420,434
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	910,000	937,300
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	584,017	537,296
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	905,000	951,381	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	600,000	630,000	(a)

Total Airlines				15,130,505

Building Products — 0.6%
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	2,867,689	3,075,596
USG Corp., Senior Notes	9.750%	8/1/14	370,000	392,200	(a)

Total Building Products				3,467,796

Commercial Services & Supplies — 2.2%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	2,335,000	2,550,987	(a)
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	320,000	300,800	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,700,000	3,293,000	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	890,000	911,138	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,805,000	2,861,100	(a)
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	2,090,000	2,069,100
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	1,380,000	1,462,800	(a)

Total Commercial Services & Supplies				13,448,925

Machinery — 0.1%
American Railcar Industries Inc., Senior Notes	7.500%	3/1/14	810,000	773,550

Marine — 0.5%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	3,210,000	3,065,550	(a)

Road & Rail — 1.9%
Amsted Industries Inc., Senior Notes	8.125%	3/15/18	630,000	630,000	(a)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	910,000	950,950	(a)
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	1,200,000	1,227,000
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	3,764,000	4,450,930
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	570,000	678,300
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,963,000	3,159,299

Total Road & Rail				11,096,479

Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	1,376,000	1,393,200	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,610,000	1,557,675

Total Trading Companies & Distributors				2,950,875

TOTAL INDUSTRIALS				56,520,243

INFORMATION TECHNOLOGY — 2.6%
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	2,670,000	2,810,175
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	110,000	118,800
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	3,290,000	3,207,750

Total Electronic Equipment, Instruments & Components				6,136,725

IT Services — 1.1%
Ceridian Corp., Senior Notes	13.000%	11/15/15	1,682,700	1,615,392	(c)
First Data Corp., Senior Notes	10.550%	9/24/15	4,968,980	4,198,788	(c)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,060,000	1,020,250	(a)

Total IT Services				6,834,430

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices Inc., Senior Notes	8.125%	12/15/17	490,000	504,700	(a)
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	615,000	587,325
Freescale Semiconductor Inc., Senior Notes	9.875%	12/15/14	589,137	565,572	(c)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	1,505,000	1,331,925

Total Semiconductors & Semiconductor Equipment				2,989,522

TOTAL INFORMATION TECHNOLOGY				15,960,677

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS — 8.9%
Chemicals — 2.4%
Arco Chemical Co., Debentures	9.800%	2/1/20	70,000	64,750	(b)
Ashland Inc., Senior Notes	9.125%	6/1/17	4,285,000	4,799,200	(a)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	1,370,000	1,424,800
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	2,340,000	2,448,225	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	950,000	935,750	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,334,000	1,891,856	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	1,000,000	1,055,000
Solutia Inc., Senior Notes	7.875%	3/15/20	1,760,000	1,782,000

Total Chemicals				14,401,581

Construction Materials — 0.1%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	665,000	694,094	(a)

Containers & Packaging — 1.4%
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	1,560,000	1,522,950
BWAY Corp., Senior Subordinated Notes	10.000%	4/15/14	1,780,000	1,946,875	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	2,460,000	2,595,300
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,260,000	2,288,250	(a)

Total Containers & Packaging				8,353,375

Metals & Mining — 1.7%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	5,280,000	5,544,000
Novelis Inc., Senior Notes	7.250%	2/15/15	875,000	844,375
Novelis Inc., Senior Notes	11.500%	2/15/15	545,000	586,556
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	4,000,000	1,840,000	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	275,000	288,750
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	870,000	1,035,300

Total Metals & Mining				10,138,981

Paper & Forest Products — 3.3%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	2,015,251	2,118,532	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	1,780,000	1,771,100	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,825,000	3,519,000	(a)
Boise Paper Holdings LLC/Boise Co-Issuer Co., Senior Notes	8.000%	4/1/20	1,070,000	1,070,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	3,840,000	3,820,800
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,990,000	1,741,250
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	3,305,000	3,569,400	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	2,340,000	2,269,800

Total Paper & Forest Products				19,879,882

TOTAL MATERIALS				53,467,913

TELECOMMUNICATION SERVICES — 7.8%
Diversified Telecommunication Services — 4.2%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	600,000	654,000	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	1,130,000	892,700
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,305,000	131	(b)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	460,000	481,850	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	5,825,000	6,203,625
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	6,590,000	7,084,250
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,400,000	1,337,000	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	1,035,000	1,110,037	(a)
tw telecom holdings Inc., Senior Notes	8.000%	3/1/18	1,760,000	1,799,600	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	485,000	523,800	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	2,590,000	2,564,100	(a)(c)
Windstream Corp., Senior Notes	8.625%	8/1/16	2,845,000	2,909,012

Total Diversified Telecommunication Services				25,560,105

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services — 3.6%
ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	2,300,000	2,674,762	(a)(c)(d)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	2,180,000	2,261,750
iPCS Inc., Senior Secured Notes	2.374%	5/1/13	1,050,000	971,250	(e)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	6,020,000	4,846,100
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,560,000	7,011,900
True Move Co., Ltd.	10.750%	12/16/13	305,000	318,344
True Move Co., Ltd., Notes	10.750%	12/16/13	3,420,000	3,569,625	(a)

Total Wireless Telecommunication Services				21,653,731

TOTAL TELECOMMUNICATION SERVICES				47,213,836

UTILITIES — 5.5%
Electric Utilities — 0.4%
Elwood Energy LLC, Secured Notes	8.159%	7/5/26	1,903,400	1,801,218
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	880,000	611,600

Total Electric Utilities				2,412,818

Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,510,000	1,534,537

Independent Power Producers & Energy Traders — 4.9%
AES Corp., Senior Notes	8.000%	10/15/17	2,340,000	2,375,100
AES Corp., Senior Notes	8.000%	6/1/20	180,000	179,325
Dynegy Inc., Bonds	7.670%	11/8/16	3,610,000	3,508,487
Edison Mission Energy, Senior Notes	7.500%	6/15/13	535,000	464,112
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,960,000	1,430,800
Edison Mission Energy, Senior Notes	7.625%	5/15/27	2,435,000	1,558,400
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	3,335,000	2,476,237
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	16,289,338	11,076,750	(c)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	860,000	771,850
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	818,493	869,649
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,841,416	1,979,523
NRG Energy Inc., Senior Notes	7.375%	2/1/16	110,000	109,175
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,785,000	2,757,150

Total Independent Power Producers & Energy Traders				29,556,558

TOTAL UTILITIES				33,503,913

TOTAL CORPORATE BONDS & NOTES (Cost — $512,101,058)				517,340,043

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
BlackRock Capital Finance LP, 1996-R1 (Cost - $318,515)	9.580%	9/25/26	362,419	99,665	(e)

COLLATERALIZED SENIOR LOANS — 4.5%
CONSUMER DISCRETIONARY — 1.6%
Auto Components — 0.6%
Allison Transmission Inc., Term Loan, Tranche B	2.980 - 3.010%	6/11/10	3,563,258	3,386,367	(h)(i)

Automobiles — 0.3%
Ford Motor Co., Term Loan, Tranche B	3.230 - 3.260%	4/15/10	1,964,556	1,894,568	(h)(i)

Media — 0.5%
Citadel Broadcasting Corp.	2.000%	4/30/10	500,000	445,250	(h)(i)
Idearc Inc., Term Loan	10.250%	6/30/10	785,242	735,920	(h)(i)
Newsday LLC, Term Loan	10.500%	7/15/10	2,000,000	2,155,000	(h)(i)

Total Media				3,336,170

Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B	2.500 - 2.563%	6/30/10	529,318	502,935	(h)(i)
Michaels Stores Inc., Term Loan B	4.750 - 4.813%	6/30/10	712,342	692,129	(h)(i)

Total Specialty Retail				1,195,064

TOTAL CONSUMER DISCRETIONARY				9,812,169

ENERGY — 0.6%
Energy Equipment & Services — 0.6%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	4,414,481	3,862,671	(d)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	4/15/10	3,000,000	3,286,500	(h)(i)

INDUSTRIALS — 0.7%
Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., Term Loan	2.248 - 2.290%	6/30/10	2,849,204	2,390,280	(h)(i)

Airlines — 0.3%
United Airlines Inc., Term Loan B	2.250%	4/28/10	2,267,247	1,957,929	(h)(i)

Trading Companies & Distributors — 0.0%
Penhall International Corp., Term Loan	9.631%	4/1/12	470,073	47,007

TOTAL INDUSTRIALS				4,395,216

MATERIALS — 0.8%
Chemicals — 0.7%
Lyondell Chemical Co., Term Loan	5.799 - 6.560%	4/30/10	2,247,781	2,389,391	(h)(i)
Lyondell Chemical Co., Term Loan	3.748 - 7.000%	4/30/10	1,393,941	1,092,153	(h)(i)
Lyondell Chemical Co., Term Loan	3.748 - 7.000%	4/30/10	913,099	715,413	(h)(i)

Total Chemicals				4,196,957

Containers & Packaging — 0.1%
Berry Plastics Group Inc., Term Loan C	2.257%	6/15/10	496,164	466,660	(h)(i)

TOTAL MATERIALS				4,663,617

UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan	3.729 - 3.790%	6/30/10	1,615,857	1,309,733	(h)(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost — $23,969,195)				27,329,906

CONVERTIBLE BONDS & NOTES — 0.7%
FINANCIALS — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	440,000	446,050

INDUSTRIALS — 0.6%
Marine — 0.6%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,405,000	3,859,881

MATERIALS — 0.0%
Construction Materials — 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	130,000	134,063	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost — $4,295,484)				4,439,994

SOVEREIGN BOND — 0.2%
Russia — 0.2%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $810,652)	7.500%	3/31/30	739,103	851,891	(a)

SECURITY			SHARES	VALUE
COMMON STOCKS — 1.8%
CONSUMER DISCRETIONARY — 1.2%
Media — 1.2%
Charter Communications Inc.			126,560	4,366,320	(f)
Charter Communications Inc., Class A Shares			68,009	2,346,310	*
Dex One Corp.			2,180	60,879	*
SuperMedia Inc.			5,949	243,318	*

TOTAL CONSUMER DISCRETIONARY				7,016,827

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			13,610	392,656	*

FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
CIT Group Inc.			24,908	970,416	*

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.			4,801	192,039	*

MATERIALS — 0.3%
Chemicals — 0.3%
Georgia Gulf Corp.			105,210	1,945,333	*

TOTAL COMMON STOCKS (Cost — $13,331,734)				10,517,271

SECURITY	RATE	MATURITY DATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS — 1.3%
FINANCIALS — 1.3%
Diversified Financial Services — 1.3%
Bank of America Corp.	7.250%		4,800	4,680,000
Citigroup Inc.	7.500%	12/15/12	25,900	3,156,692

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $7,403,291)				7,836,692

SECURITY		RATE	SHARES	VALUE
PREFERRED STOCKS — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.		0.000%	40,019	40	*(a)(d)(e)(f)

FINANCIALS — 0.9%
Commercial Banks — 0.2%
Santander Finance Preferred SA Unipersonal		10.500%	39,600	1,118,700	(d)

Diversified Financial Services — 0.7%
Citigroup Capital XII		8.500%	167,900	4,328,680	*(e)

TOTAL FINANCIALS				5,447,380

TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
Centaur Funding Corp.		9.080%	600	653,063	(a)

TOTAL PREFERRED STOCKS (Cost — $5,974,828)				6,100,483

SECURITY		EXPIRATION DATE	SHARES	VALUE
RIGHTS — 0.0%
Arco Chemical Co. (Cost—$0)		4/15/10	2,120	0	*(f)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	3,104	31	*(d)(f)
Charter Communications Inc.		11/30/14	3,493	13,972	*
CNB Capital Trust		3/23/19	45,731	46	*(a)(d)(f)
Nortek Inc.		12/7/14	5,121	12,802	*(f)
SemGroup Corp.		11/30/14	14,327	107,449	*(d)
Turbo Beta Ltd.		11/1/14	1	0	*(d)(f)

TOTAL WARRANTS (Cost — $73,534)				134,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $568,278,291)				574,650,245

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 6.9%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	8/19/10	$307,000	306,749	(j)(k)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/26/10	2,000	1,998	(j)(k)

Total U.S. Government Agencies(Cost — $308,772)				308,747

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreement — 6.8%
Morgan Stanley repurchase agreement dated 3/31/10; Proceeds at maturity—$41,114,011; (Fully collateralized by U.S. government agency obligation, 2.100% due 10/5/12; Market value - $41,940,487) (Cost - $41,114,000)	0.010%	4/1/10	41,114,000	41,114,000

TOTAL SHORT-TERM INVESTMENTS (Cost — $41,422,772)				41,422,747

TOTAL INVESTMENTS — 102.1% (Cost — $609,701,063#)				616,072,992
Liabilities in Excess of Other Assets — (2.1)%				(12,615,657)

TOTAL NET ASSETS — 100.0%				$603,457,335

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2010.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	The date shown represents the last in a range of interest reset dates.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$516,368,473	$971,570	$517,340,043
Collateralized mortgage obligation	—	99,665	—	99,665
Collateralized senior loans	—	27,329,906	—	27,329,906
Convertible bonds & notes	—	4,439,994	—	4,439,994
Sovereign bond	—	851,891	—	851,891
Common stocks	$6,150,951	4,366,320	—	10,517,271
Convertible preferred stocks	7,836,692	—	—	7,836,692
Preferred stocks	1,118,700	4,981,743	40	6,100,483
Rights	—	—	—	—
Warrants	—	121,421	12,879	134,300

Total long-term investments	$15,106,343	$558,559,413	$984,489	$574,650,245

Short-term investments†	—	$41,422,747	—	$41,422,747

Total investments	$15,106,343	$599,982,160	$984,489	$616,072,992

Other financial instruments:
Futures contracts	$73,424	—	—	$73,424
Forward foreign currency contracts	—	$9,650	—	9,650

Total other financial instruments	$73,424	$9,650	—	$83,074

Total	$15,179,767	$599,991,810	$984,489	$616,156,066

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$4,681,201	$326,646	$40	$65,337	$5,073,224
Accrued premiums/discounts	365,325	—	—	—	365,325
Realized gain/(loss) (1)	—	—	(94,738)	—	(94,738)
Change in unrealized appreciation (depreciation) (2)	(783,313)	66,010	94,738	54,991	(567,574)
Net purchases (sales)	971,843	—	—	—	971,843
Transfers into Level 3	51,419	—	—	—	51,419
Transfer out of Level 3	(4,314,905)	(392,656)	—	(107,449)	(4,815,010)

Balance as of March 31, 2010	$971,570	—	$40	$12,879	$984,489

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010 (2)	—	—	—	$(52,458)	$(52,458)

(1)	This amount is included in net realized gain (loss) from investment transactions.
(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a

Notes to Schedule of Investments (unaudited) (continued)

foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,031,886
Gross unrealized depreciation	(37,659,957)

Net unrealized appreciation	$6,371,929

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	1,325,903	$1,794,480	5/18/10	$9,650

At March 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury Bonds	54	6/10	$6,451,660	$6,478,313	$26,653

Contracts to Sell:
U.S. Treasury 5-Year Notes	217	6/10	24,967,865	24,921,094	46,771

Net Unrealized Gain on Open Futures Contracts					$73,424

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts		Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$73,424	—	—	—	$73,424
Foreign Exchange Contracts	—	—	$9,650	—	9,650
Other Contracts	—	—	—	—	—

Total	$73,424	—	$9,650	—	$83,074

For the period ended March 31, 2010, the Fund had average market values of $3,280,922, $12,519,883 and $1,360,353 in futures contracts (to buy), futures contracts (to sell) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: May 27, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Principal Financial and Accounting Officer

Date: May 27, 2010